Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Detailed Information of Non Cash Investing Activities [Abstract]
Summary of Detailed Information of Non Cash Investing Activities

	Note	2019	2018	2017
Non-cash investing activities

Acquisition of investments from the sale of asset	6, 9	$-	$1,000	$-